Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, authorized	[1]	3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, issued	[1]	19,574,078	19,574,078
Ordinary shares, outstanding	[1]	19,574,078	19,574,078
Class B Ordinary Shares
Ordinary shares, authorized	[1]	1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, issued	[1]	6,567,272	6,567,272
Ordinary shares, outstanding	[1]	6,567,272	6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).